Annual Total Returns (Bar Chart) - Mid Cap Stock Trust (Mid Cap Stock Trust, Series I, Mid Cap Stock Trust)	12 Months Ended
May 01, 2011
Mid Cap Stock Trust | Series I, Mid Cap Stock Trust
Bar Chart Table:
2001	(10.99%)
2002	(22.56%)
2003	42.33%
2004	19.04%
2005	14.57%
2006	13.55%
2007	23.57%
2008	(43.76%)
2009	31.35%
2010	23.08%